BRIGHTHOUSE FUNDS TRUST I

BRIGHTHOUSE FUNDS TRUST II

SUPPLEMENT DATED NOVEMBER 14, 2018

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2018, AS SUPPLEMENTED

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH PORTFOLIO

BRIGHTHOUSE/WELLINGTON BALANCED PORTFOLIO

Effective on or about January 1, 2019, it is expected that Mark Mandel will no longer serve as a Portfolio Manager of Brighthouse/Wellington Large Cap Research Portfolio (the “Large Cap Portfolio”), a series of Brighthouse Funds Trust I, and Brighthouse/Wellington Balanced Portfolio (the “Balanced Portfolio,” and together with the “Large Cap Portfolio,” the “Portfolios”), a series of Brighthouse Funds Trust II. Effective November 14, 2018, the following changes are made to the statement of additional information of the Portfolios.

The Other Accounts Managed table in Appendix C with respect to the Portfolios is deleted in its entirety and replaced with the following:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Mary L. Pryshlak,	Registered Investment Companies	0	N/A	0	N/A
Brighthouse/Wellington Balanced Portfolio, Brighthouse/Wellington Large Cap Research Portfolio	Other Pooled Investment Vehicles	7	$58,219,607	0	N/A
	Other Accounts	32	$260,025,792	3	$47,835,267

Campe Goodman,	Registered Investment Companies	18	$6,824,101,967	0	N/A
Brighthouse/Wellington Balanced Portfolio	Other Pooled Investment Vehicles	16	$2,801,685,612	0	N/A
	Other Accounts	35	$17,429,711,075	0	N/A

Robert D. Burn,	Registered Investment Companies	19	$6,727,432,162	0	N/A
Brighthouse/Wellington Balanced Portfolio	Other Pooled Investment Vehicles	18	$2,816,802,547	0	N/A
	Other Accounts	34	$16,992,238,763	0	N/A

Donald J. Kilbride,	Registered Investment Companies	12	$40,456,929,292	0	$33,358,013,503
Brighthouse/Wellington Core Equity Opportunities Portfolio	Other Pooled Investment Vehicles	8	$455,643,322	0	N/A
	Other Accounts	17	$2,543,559,220	2	$497,540,766

Mark D. Mandel,[1]	Registered Investment Companies	12	$3,249,925,596	1	$166,587,808
Brighthouse/Wellington Balanced Portfolio, Brighthouse/Wellington Large Cap Research Portfolio	Other Pooled Investment Vehicles	28	$10,162,193,932	3	$4,558,233,481
	Other Accounts	76	$29,496,385,614	15	$6,500,635,984

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Joseph F. Marvan,	Registered Investment Companies	19	$7,573,158,248	0	N/A
Brighthouse/Wellington Balanced Portfolio	Other Pooled Investment Vehicles	21	$3,865,309,012	0	N/A
	Other Accounts	62	$31,718,996,907	0	N/A

Jonathan G. White,	Registered Investment Companies	3	$1,695,109,618	0	N/A
Brighthouse/Wellington Balanced Portfolio, Brighthouse/Wellington Large Cap Research Portfolio	Other Pooled Investment Vehicles	7	$1,081,287,406	2	$555,256,156
	Other Accounts	18	$2,880,207,300	2	$461,272,280

[1]

Effective on or about January 1, 2019, Mark Mandel will no longer serve as Portfolio Manager of the Brighthouse/Wellington Large Cap Research Portfolio and the Brighthouse/Wellington Balanced Portfolio.

In addition, in the section entitled “Appendix C – Portfolio Managers,” the subsections “Material Conflicts of Interest” and “Compensation” with respect to the Portfolios are amended to remove all references to Cheryl L. Duckworth and to reflect that on or about January 1, 2019, Mr. Mandel is expected to no longer serve as a Portfolio Manager of the Portfolios.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE